                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
                                                  -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-08084
                                  ---------------------------------------------

                            Growth & Income Portfolio
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            522 Fifth Avenue, New York,                        NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

     JPMorgan Funds Management, Inc., 522 Fifth Avenue, New York, NY 10036
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  1-800-480-4111
                                                   ----------------------------

Date of fiscal year end: December 31, 2004
                        ------------------

Date of reporting period: January 1, 2004 through December 31, 2004
                         ------------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

ANNUAL REPORT DECEMBER 31, 2004

JPMORGAN FUNDS

U.S. EQUITY FUNDS

GROWTH AND INCOME FUND

[JPMORGAN ASSET MANAGEMENT LOGO]

JPMORGAN ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our EXPERIENCE, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                                                          1

JPMorgan Growth and Income Fund
Fund Commentary                                                             2

Financial Statements                                                        5

Notes to Financial Statements                                               9

Financial Highlights                                                       17

Growth and Income Portfolio of Investments                                 26

Financial Statements                                                       28

Notes to Financial Statements                                              31

Supplementary Data                                                         36

IMPORTANT FUND FAMILY UPDATE
As shareholders of the JPMorgan Funds, we hope you share our enthusiasm regarding our 'new' fund family resulting from the successful integration of the former JPMorgan Funds and One Group Funds, effective February 19, 2005. Over the next few weeks and months, you will be hearing more about our integration, and our newly combined fund family. As we continue to integrate the two organizations our dedication to our investors remains steadfast.

HIGHLIGHTS

-  Year-end rally boosts returns

-  Economic news positive

-  Stock selection opportunities in premium growth companies

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 480-4111 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

JPMORGAN GROWTH AND INCOME FUND

PRESIDENT'S LETTER    JANUARY 19, 2005

[PHOTO OF GEORGE C.W. GATCH]

"During 2004, the equity market achieved almost all of its gains in the final quarter."

DEAR SHAREHOLDER:
We are pleased to present this annual report for the JPMorgan Growth and Income Fund. Inside, you'll find information detailing the performance of the Fund for the year ended December 31, 2004, along with a report from the Portfolio Managers.

YEAR-END RALLY BRINGS 2004 TO POSITIVE CLOSE
During 2004, the equity market achieved almost all of its gains in the final quarter. This was a year in which equities made nervous progress. After starting the year on a rising trend, and then retrenching during the spring and summer, equities climbed from October onwards in an exceptionally robust year-end rally. The broad-based S&P 500 Index rose by 9.2% in the quarter, lifting full-year 2004 gains to 10.9%.

At the beginning of the year, a scenario of solid economic growth, accelerating corporate earnings and low inflation supported the market's progress. By spring, however, rising oil prices began to raise concerns that the economic recovery might not be sustained. In the summer, a patch of weak economic growth, a further rise in oil prices and rising short-term interest rates stoked investors' fears. But in the fourth quarter, doubts were put aside as the oil price fell, the economy rebounded and the presidential election reached a clear conclusion.

OUTLOOK
We believe that the U.S. economy is on a solid footing entering 2005, as it evolves from recovery to expansion. The expansion, however, is unlikely to be smooth as companies continue to manage costs aggressively. In addition, we expect the Federal Open Market Committee to increase the fed funds target rate by at least another 1% in 2005 in order to keep inflation under control. Higher interest rates in the face of an uncertain economy could breed anxiety among investors for a good part of the year. But we expect that growth will remain solid overall and that equities will ultimately post gains. The best buying opportunities usually occur when most people are feeling doubtful about owning assets, and those opportunities will likely exist in 2005.

On behalf of all of us at JPMorgan Asset Management, thank you for your business. We appreciate the trust you have placed in us, and look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-480-4111.

Sincerely.

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN GROWTH AND INCOME FUND

AS OF DECEMBER 31, 2004                                              (Unaudited)

        FUND FACTS

        Fund Inception                          9/23/1987
        Fiscal Year End                       DECEMBER 31
        Net Assets as of 12/31/2004
        (In Millions)                             $ 671.7
        Primary Benchmark                   S&P 500/BARRA
                                              VALUE INDEX

Q: HOW DID THE FUND PERFORM?

A: The JPMorgan Growth and Income Fund, which seeks to provide capital growth over the long term and earn income from dividends, rose 14.0% (Class A shares, without sales charges) in the year ended December 31, 2004. The Fund underperformed its benchmark, the S&P 500 Barra Value Index, which returned 15.7%.

Q: WHY DID THE FUND PERFORM IN THIS WAY?

A: The market advanced and recorded another year of gains as strong earnings growth and healthy corporate balance sheets kept investors' minds off increasing short-term interest rates, high oil prices and the twin deficits. Federal Reserve Chairman Greenspan raised the federal funds rate five times since June, while long-term interest rates declined, resulting in a flattening of the yield curve. Energy was the best performing sector of the market, as companies benefited from high oil and natural gas prices. Health care was the worst performing sector as investors were concerned by a diminishing pipeline in the big pharmaceutical space and increasing headline risk. Small caps continued to beat large caps as the S&P Smallcap Index returned 22.6% over the year.

   Stock selection in health care, consumer staples, and industrials were some of the main detractors to the Fund's performance. On a stock level, pharmaceutical titan, Pfizer, and media conglomerate, Clear Channel, were two large detractors. Pfizer plunged after announcing risks related to its blockbuster painkiller, Celebrex. Clear Channel, the largest radio company in the nation, came under pressure as advertising revenues remained lackluster.

   The Fund was aided by strong stock selection in financials and energy. Two top contributors were ExxonMobil and ConocoPhilips, as both companies benefited from increasing oil prices. Freddie Mac was another contributor to performance. The company's shares advanced over the year as investors gained more confidence in the company.

Q: HOW WAS THE FUND MANAGED?

A: The Portfolio Manager seeks to invest in undervalued companies with durable franchises, strong management, and the ability to grow their intrinsic value per share. Given this approach, the Fund's investments typically include companies that the Portfolio Manager believes to possess sustainable competitive advantages, healthy balance sheets, and management committed to increasing shareholder value.

                                                  ANNUAL REPORT DECEMBER 31 2004

                                                                     (Unaudited)

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

Finance & Insurance                          41.2%
Consumer Goods & Services                    15.1%
Energy                                        8.8%
Technology                                    7.8%
Industrial Products & Services                7.2%
Short-Term Investments                        5.5%
Pharmaceuticals                               4.8%
Telecommunications                            4.8%
Utilities                                     3.5%
REITs                                         1.0%
Health Services & Systems                     0.3%

TOP TEN EQUITY HOLDINGS OF THE PORTFOLIO

 1    Citigroup, Inc.                         4.6%

 2    Freddie Mac                             3.2%

 3    Pfizer, Inc.                            2.9%

 4    Bank of America Corp.                   2.8%

 5    American International Group, Inc.      2.6%

 6    Chubb Corp.                             1.9%

 7    Golden West Financial Corp.             1.9%

 8    ConocoPhillips                          1.9%

 9    Alltel Corp.                            1.8%

10    Wachovia Corp.                          1.8%

Top 10 equity holdings comprised 25.4% of the Portfolio's market value of investments ($174,594 in thousands). As of December 31, 2004, the Portfolio held 82 equity holdings. Portfolio holdings are subject to change at any time.

AVERAGE ANNUAL TOTAL RETURNS

                                                      1 YEAR          3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------------------------------------
CLASS A SHARES
          Without Sales Charge                         13.98%           5.76%           0.56%            9.60%
             With Sales Charge*                         7.98%           3.87%          (0.52%)           9.02%
CLASS B SHARES
                  Without CDSC                         13.38%           5.23%           0.05%            9.16%
                     With CDSC**                        8.38%           4.32%          (0.28%)           9.16%
CLASS C SHARES

                  Without CDSC                         13.38%           5.23%           0.06%            8.87%
                     With CDSC***                      12.38%           5.23%           0.06%            8.87%
SELECT SHARES                                          14.42%           6.18%           1.27%           10.16%

  *  Sales Charge for Class A Shares is 5.25%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period and 2% CDSC for the five year period and 0% for the ten period.
***  Assumes a 1% CDSC for the one year period and 0% CDSC thereafter.


[CHART]

TEN-YEAR FUND PERFORMANCE (12/31/94 TO 12/31/04)

            JPMORGAN GROWTH AND                S&P 500/BARRA        LIPPER LARGE-CAP
            INCOME FUND (CLASS A SHARES)       VALUE INDEX          VALUE FUNDS INDEX
Dec-1994                        $  9,475            $ 10,000                 $ 10,000
Jan-1995                        $  9,559            $ 10,271                 $ 10,180
Feb-1995                        $  9,941            $ 10,670                 $ 10,559
Mar-1995                        $ 10,218            $ 10,964                 $ 10,806
Apr-1995                        $ 10,379            $ 11,325                 $ 11,120
May-1995                        $ 10,729            $ 11,829                 $ 11,533
Jun-1995                        $ 11,003            $ 11,919                 $ 11,783
Jul-1995                        $ 11,493            $ 12,330                 $ 12,155
Aug-1995                        $ 11,561            $ 12,435                 $ 12,230
Sep-1995                        $ 11,768            $ 12,867                 $ 12,669
Oct-1995                        $ 11,544            $ 12,667                 $ 12,567
Nov-1995                        $ 11,993            $ 13,330                 $ 13,111
Dec-1995                        $ 12,086            $ 13,700                 $ 13,324
Jan-1996                        $ 12,515            $ 14,109                 $ 13,734
Feb-1996                        $ 12,630            $ 14,242                 $ 13,888
Mar-1996                        $ 12,867            $ 14,575                 $ 14,038
Apr-1996                        $ 13,048            $ 14,724                 $ 14,229
May-1996                        $ 13,219            $ 14,946                 $ 14,492
Jun-1996                        $ 13,174            $ 14,874                 $ 14,501
Jul-1996                        $ 12,577            $ 14,247                 $ 13,932
Aug-1996                        $ 13,016            $ 14,640                 $ 14,295
Sep-1996                        $ 13,608            $ 15,266                 $ 14,995
Oct-1996                        $ 13,806            $ 15,784                 $ 15,311
Nov-1996                        $ 14,696            $ 16,991                 $ 16,408
Dec-1996                        $ 14,427            $ 16,713                 $ 16,130
Jan-1997                        $ 15,219            $ 17,483                 $ 16,945
Feb-1997                        $ 15,212            $ 17,611                 $ 17,081
Mar-1997                        $ 14,614            $ 17,008                 $ 16,428
Apr-1997                        $ 15,200            $ 17,646                 $ 17,159
May-1997                        $ 16,082            $ 18,753                 $ 18,148
Jun-1997                        $ 16,699            $ 19,469                 $ 18,904
Jul-1997                        $ 18,022            $ 21,027                 $ 20,330
Aug-1997                        $ 17,369            $ 20,076                 $ 19,460
Sep-1997                        $ 18,288            $ 21,253                 $ 20,456
Oct-1997                        $ 17,787            $ 20,471                 $ 19,838
Nov-1997                        $ 18,346            $ 21,251                 $ 20,489
Dec-1997                        $ 18,687            $ 21,722                 $ 20,722
Jan-1998                        $ 18,593            $ 21,455                 $ 20,751
Feb-1998                        $ 19,910            $ 23,064                 $ 22,117
Mar-1998                        $ 20,828            $ 24,234                 $ 23,099
Apr-1998                        $ 20,971            $ 24,520                 $ 23,334
May-1998                        $ 20,434            $ 24,174                 $ 22,938
Jun-1998                        $ 20,823            $ 24,358                 $ 23,367
Jul-1998                        $ 20,177            $ 23,829                 $ 22,962
Aug-1998                        $ 17,092            $ 19,997                 $ 19,828
Sep-1998                        $ 18,282            $ 21,213                 $ 20,782
Oct-1998                        $ 19,404            $ 22,874                 $ 22,446
Nov-1998                        $ 19,955            $ 24,066                 $ 23,591
Dec-1998                        $ 21,322            $ 24,911                 $ 24,502
Jan-1999                        $ 21,516            $ 25,414                 $ 24,909
Feb-1999                        $ 20,617            $ 24,867                 $ 24,338
Mar-1999                        $ 21,314            $ 25,621                 $ 25,078
Apr-1999                        $ 22,539            $ 27,829                 $ 26,555
May-1999                        $ 22,330            $ 27,337                 $ 26,101
Jun-1999                        $ 23,071            $ 28,386                 $ 27,252
Jul-1999                        $ 22,220            $ 27,512                 $ 26,478
Aug-1999                        $ 21,600            $ 26,816                 $ 25,996
Sep-1999                        $ 20,844            $ 25,768                 $ 25,034
Oct-1999                        $ 21,892            $ 27,223                 $ 26,241
Nov-1999                        $ 22,032            $ 27,063                 $ 26,333
Dec-1999                        $ 23,048            $ 28,080                 $ 27,144
Jan-2000                        $ 22,497            $ 27,187                 $ 25,996
Feb-2000                        $ 21,712            $ 25,488                 $ 24,901
Mar-2000                        $ 23,818            $ 28,147                 $ 27,182
Apr-2000                        $ 23,513            $ 27,958                 $ 26,881
May-2000                        $ 23,005            $ 28,045                 $ 26,899
Jun-2000                        $ 22,690            $ 26,937                 $ 26,603
Jul-2000                        $ 23,101            $ 27,476                 $ 26,484
Aug-2000                        $ 24,487            $ 29,317                 $ 28,017
Sep-2000                        $ 23,740            $ 29,311                 $ 27,575
Oct-2000                        $ 23,833            $ 29,859                 $ 27,795
Nov-2000                        $ 22,498            $ 28,330                 $ 26,603
Dec-2000                        $ 23,155            $ 29,789                 $ 27,675
Jan-2001                        $ 23,134            $ 31,046                 $ 27,904
Feb-2001                        $ 21,857            $ 28,988                 $ 26,559
Mar-2001                        $ 20,806            $ 27,843                 $ 25,526
Apr-2001                        $ 22,341            $ 29,731                 $ 26,974
May-2001                        $ 22,582            $ 30,043                 $ 27,408
Jun-2001                        $ 21,704            $ 29,069                 $ 26,662
Jul-2001                        $ 21,546            $ 28,566                 $ 26,481
Aug-2001                        $ 20,182            $ 26,915                 $ 25,242
Sep-2001                        $ 18,599            $ 24,358                 $ 23,273
Oct-2001                        $ 18,711            $ 24,358                 $ 23,424
Nov-2001                        $ 19,759            $ 25,905                 $ 24,926
Dec-2001                        $ 20,038            $ 26,299                 $ 25,302
Jan-2002                        $ 19,829            $ 25,578                 $ 24,834
Feb-2002                        $ 19,774            $ 25,351                 $ 24,697
Mar-2002                        $ 20,634            $ 26,649                 $ 25,787
Apr-2002                        $ 19,590            $ 25,313                 $ 24,688
May-2002                        $ 19,778            $ 25,415                 $ 24,720
Jun-2002                        $ 18,463            $ 23,811                 $ 22,997
Jul-2002                        $ 16,795            $ 21,237                 $ 21,010
Aug-2002                        $ 16,936            $ 21,384                 $ 21,151
Sep-2002                        $ 15,123            $ 18,939                 $ 18,706
Oct-2002                        $ 16,484            $ 20,513                 $ 20,079
Nov-2002                        $ 17,288            $ 21,955                 $ 21,338
Dec-2002                        $ 16,469            $ 20,814                 $ 20,322
Jan-2003                        $ 16,037            $ 20,243                 $ 19,839
Feb-2003                        $ 15,556            $ 19,693                 $ 19,343
Mar-2003                        $ 15,523            $ 19,667                 $ 19,331
Apr-2003                        $ 16,913            $ 21,612                 $ 20,963
May-2003                        $ 18,061            $ 23,203                 $ 22,254
Jun-2003                        $ 18,274            $ 23,372                 $ 22,508
Jul-2003                        $ 18,473            $ 23,891                 $ 22,820
Aug-2003                        $ 18,750            $ 24,407                 $ 23,206
Sep-2003                        $ 18,439            $ 23,966                 $ 22,946
Oct-2003                        $ 19,427            $ 25,605                 $ 24,213
Nov-2003                        $ 19,711            $ 25,835                 $ 24,511
Dec-2003                        $ 20,795            $ 27,432                 $ 26,013
Jan-2004                        $ 21,145            $ 27,917                 $ 26,406
Feb-2004                        $ 21,565            $ 28,548                 $ 26,963
Mar-2004                        $ 21,313            $ 28,351                 $ 26,639
Apr-2004                        $ 21,064            $ 27,651                 $ 26,149
May-2004                        $ 21,228            $ 27,969                 $ 26,340
Jun-2004                        $ 21,515            $ 28,576                 $ 26,920
Jul-2004                        $ 21,314            $ 28,033                 $ 26,271
Aug-2004                        $ 21,521            $ 28,336                 $ 26,460
Sep-2004                        $ 21,719            $ 28,871                 $ 26,772
Oct-2004                        $ 22,012            $ 29,307                 $ 27,059
Nov-2004                        $ 23,001            $ 30,737                 $ 28,233
Dec-2004                        $ 23,705            $ 31,739                 $ 29,131

SOURCE: LIPPER, INC. THE PERFORMANCE QUOTED IS PAST PERFORMANCE AND IS NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. FOR UP-TO-DATE MONTH-END PERFORMANCE INFORMATION PLEASE CALL 1-800-480-4111.

The Fund commenced operations on 9/23/87.

Returns for the Select Shares prior to 1/25/96 (offering date of the Select Shares) are calculated using the historical expenses of the Class A Shares, which are higher than the expenses of the Select Shares.

Returns for the Class C Shares prior to 1/2/98 (offering date of the Class C Shares) are calculated using the historical expenses of the Class A Shares, which are lower than the expenses of the Class C Shares.

The graph illustrates comparative performance for $10,000 invested in Class A Shares of the JPMorgan Growth and Income Fund, S&P 500/BARRA Value Index, and Lipper Large-Cap Value Funds Index from December 31, 1994 to December 31, 2004. The performance of the Fund assumes reinvestment of all dividends and capital gains and includes a sales charge. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The S&P 500/BARRA Value Index contains large U.S. companies with low price-to-book ratios relative to the S&P 500 Index. The Lipper Large-Cap Value Funds Index represents the total returns of the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Class A Shares have a $2,500 minimum initial deposit and carry a 5.25% sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also, all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN GROWTH AND INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES                      AS OF DECEMBER 31, 2004
(Amounts in thousands, except per share amounts)

ASSETS:
Investment in Growth and
Income Portfolio, at value        $       673,310
Receivables:
    Fund shares sold                           82
    Expense reimbursements                      1
-------------------------------------------------
Total Assets                              673,393
-------------------------------------------------

LIABILITIES:
Payables:
    Distributions                               1
    Fund shares redeemed                      845
Accrued liabilities:
    Administration fees                        28
    Shareholder servicing fees                141
    Distribution fees                         170
    Trustees' fees - deferred
    compensation plan                          38
    Transfer agent fees                       340
    Other                                     164
-------------------------------------------------
Total Liabilities                           1,727
-------------------------------------------------
NET ASSETS                        $       671,666
-------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

NET ASSETS
Paid in capital                             $       628,571
Accumulated undistributed
(overdistributed) net investment income                 194
Accumulated net realized gain (loss)
on investment in Portfolio                          (31,895)
Net unrealized appreciation
(depreciation) of investment in Portfolio            74,796
-----------------------------------------------------------
Total Net Assets                            $       671,666
-----------------------------------------------------------
    Class A                                 $       601,100
    Class B                                 $        63,113
    Class C                                 $         6,027
    Select                                  $         1,426
-----------------------------------------------------------
Total                                       $       671,666
-----------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
    Class A                                          18,216
    Class B                                           1,947
    Class C                                             192
    Select                                               42
Net Asset Value:
    Class A (and redemption price)          $         33.00
    Class B*                                $         32.41
    Class C*                                $         31.33
    Select (and redemption price)           $         33.96
Class A Maximum Public Offering Price Per
Share (net asset value per share/94.75%)    $         34.83
-----------------------------------------------------------

*    Redemption price may be reduced by contingent deferred sales charge.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                     FOR THE YEAR ENDED DECEMBER 31, 2004
(Amounts in thousands)

INVESTMENT INCOME:
Allocated investment income from Portfolio  $        14,215
Allocated expenses from Portfolio                    (3,077)
-----------------------------------------------------------
Total investment income                              11,138
-----------------------------------------------------------

EXPENSES:
Administration fees                                     665
Shareholder servicing fees                            1,662
Distribution fees                                     2,034
Printing and postage                                    243
Professional fees                                        32
Registration expenses                                    58
Transfer agent fees                                   1,850
Trustees' fees                                            6
Accounting fees                                          58
Other                                                    51
-----------------------------------------------------------
Total expenses                                        6,659
-----------------------------------------------------------
Less amounts waived                                     702
Less expense reimbursements                              15
-----------------------------------------------------------
    Net expenses                                      5,942
-----------------------------------------------------------
Net investment income (loss)                          5,196
-----------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized gain (loss) allocated from
Portfolio                                   $       122,702
Change in net unrealized appreciation
(depreciation) allocated from Portfolio             (41,816)
-----------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                          80,886
-----------------------------------------------------------
Net increase (decrease) in net assets from
operations                                  $        86,082
-----------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                     FOR THE PERIODS INDICATED
(Amounts in thousands)

                                                          YEAR              YEAR
                                                         ENDED             ENDED
                                                      12/31/04          12/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS:
Net investment income (loss)                   $         5,196   $         5,383
Net realized gain (loss) allocated from
Portfolio                                              122,702           (52,619)
Change in net unrealized appreciation
(depreciation) allocated from Portfolio                (41,816)          209,514
--------------------------------------------------------------------------------
    Increase (decrease) in net assets from
    operations                                          86,082           162,278
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                   (4,811)           (5,522)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Increase (decrease)                                   (103,101)         (168,592)
--------------------------------------------------------------------------------

NET ASSETS:
Total increase (decrease) in net assets                (21,830)          (11,836)
--------------------------------------------------------------------------------
Beginning of period                                    693,496           705,332
--------------------------------------------------------------------------------
End of period                                  $       671,666   $       693,496
--------------------------------------------------------------------------------
Accumulated undistributed (overdistributed)
net investment income                          $           194   $          (191)
--------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GROWTH AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
J.P. Morgan Mutual Fund Group ("JPMMFG" or the "Trust") was organized on May 11, 1987 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. JPMorgan Growth and Income Fund ("GIF" or the "Fund") is a separate series of the Trust. The Fund offers Class A, Class B, Class C and Select shares.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Select Class shares. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing fees and each class has exclusive voting rights with respect to its distribution plan and shareholder servicing agreements. Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Fund's prospectus.

On November 11, 2004, The Board of Directors approved the following:

For Class A Shares, the maximum front-end sales charge was reduced from 5.75% to 5.25% for shares purchased on or after November 15, 2004.

See Note 10 for subsequent events with respect to the reorganization and redomiciliation of the series in the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUND:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund utilizes a Master Feeder Fund Structure and seeks to achieve its investment objective by investing all of its investable assets in the Growth and Income Portfolio (the "Portfolio") which, like the Fund, is an open-end management investment company having the same investment objective as the Fund. On December 31, 2004, the Fund became the sole investor in the Portfolio and owned 100% of the net assets of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund.

A. VALUATION OF INVESTMENTS -- The Fund records its investments in the Portfolio at value. Securities of the Portfolio are recorded at value as more fully discussed in the notes to the Portfolio's financial statements.

B. INVESTMENT INCOME AND EXPENSES -- The Fund records daily its pro rata share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses daily as incurred. Realized gains/losses and changes in unrealized appreciation/depreciation represent the Fund's share of such elements allocated from the Portfolio.

C. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trust are allocated proportionately among each of the Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

D. FEDERAL INCOME TAXES -- The Fund is treated as a separate taxable entity for Federal income tax purposes.

The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. In addition, the Fund intends to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

E. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature, (i.e., that they result from other than timing of recognition - "temporary differences") such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                              ACCUMULATED         ACCUMULATED
                           UNDISTRIBUTED/        NET REALIZED
                        (OVERDISTRIBUTED)         GAIN (LOSS)
PAID-IN CAPITAL     NET INVESTMENT INCOME      ON INVESTMENTS
    $ 64,871                  $    --              $ (64,871)

The reclassifications for GIF relate primarily to the character for tax purposes of the allocation of the realized gain from redemption in kind from the Portfolio.

F. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. DISTRIBUTION FEES -- Pursuant to the Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trust's exclusive underwriter and promotes and arranges for the sale of the Fund's shares. JPMFD receives no compensation in its capacity as the Fund's underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, Class B, and Class C shares of the Fund in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that the Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets of 0.25% for class A shares and 0.75% for class B and class C shares, respectively.

In addition, JPMFD is entitled to receive the contingent deferred sales charge ("CDSC") from redemptions of Class B and C shares.

The Distributor waived fees as outlined in Note 3.D.

B. SHAREHOLDER SERVICING FEES -- The Trust has entered into a Shareholder Servicing Agreement on behalf of the Fund with JPMorgan Chase Bank ("JPMCB") under which JPMCB provides account administration and personal account maintenance service to shareholders. For performing these services JPMCB receives a fee that is computed daily and paid monthly equal to 0.25% of the average daily net assets of each share class.

JPMCB may enter into service contracts with certain entities under which it will pay all or a portion of the annual fee to such entities performing shareholding and administrative services.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Fund available to customers of investment advisers and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between Schwab, the Trust and JPMCB is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 3.D.

C. CUSTODIAN AND ACCOUNTING FEES -- Investor Bank Trust provides accounting services for the Fund. JPMCB will begin to provide fund accounting services to the Fund in 2005.

D. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Fund. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate equal to 0.10% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.025% of the average daily net assets in excess of $25 billion for all the Funds.

BISYS Fund Services, L.P. ("BISYS") serves as the Fund's sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

The Administrator has contractually agreed to reimburse the Fund to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentage of its respective average daily net assets of 1.30%, 1.80%, 1.80%, and 0.90% of Class A, Class B, Class C, and Select class shares, respectively. The expense limitation percentages are due to expire April 30, 2006.

The Administrator waived fees and reimbursed expenses as outlined in Note 3.E.

E. WAIVERS AND REIMBURSEMENTS -- For the year ended December 31, 2004, the Fund's service providers waived fees and the Administrator contractually reimbursed expenses as follows (amounts in thousands).

Neither the Fund's service providers nor the Administrator expect the Fund to repay any such waived fees and reimbursed expenses in future years.

                           CONTRACTUAL WAIVERS
                       ------------------------------
                                          SHAREHOLDER                           CONTRACTUAL
                       ADMINISTRATION       SERVICING            TOTAL       REIMBURSEMENTS
                                $ 395           $ 307            $ 702                 $ 15

F. OTHER -- Certain officers of the Trust are officers of JP Morgan Chase & Co. or of BISYS or their subsidiaries.

G. SUBSEQUENT CHANGES -- After considering management's recommendations, the Board of Trustees of the Trust approved, and the Fund entered into, a Distribution Agreement and a Shareholder Servicing Agreement with JPMorgan Distribution Services, Inc. ("JPMDS") and an Administration Agreement with JPMorgan Funds Management, Inc. ("JPMFM"). JPMDS and JPMFM are both indirect, wholly-owned subsidiaries of JPMorgan Chase & Co. The agreements are effective February 19, 2005, and the fees charged to the Fund under the agreements are subject to the same fee structure as those paid to the prior service providers.

Beginning in mid-2005, JPMCB will serve as the Fund's sub-administrator. For its services as sub-administrator, JPMCB will receive a portion of the fees payable to JPMFM as Administrator.

4. CLASS SPECIFIC EXPENSES

The Fund's class specific expenses for the year ended December 31, 2004 , are as follows (amounts in thousands):

                                                  SHAREHOLDER
                                                    SERVICING   DISTRIBUTION  TRANSFER AGENT
Class A                                            $    1,470     $    1,470      $    1,621
Class B                                                   174            521             193
Class C                                                    15             43              16
Select                                                      3             --              20
--------------------------------------------------------------------------------------------
                                                   $    1,662     $    2,034      $    1,850

5. CLASS SPECIFIC DISTRIBUTIONS

The Fund's class specific distributions from net investment income and realized gain on investment transactions for the year ended December 31, 2004 , and the year ended December 31, 2003, are as follows (amounts in thousands):

                                                         YEAR ENDED 12/31/04              YEAR ENDED 12/31/03
                                              ---------------------------------   ---------------------------------
                                                            NET                                 NET
                                              INVESTMENT INCOME   REALIZED GAIN   INVESTMENT INCOME   REALIZED GAIN
Class A                                              $    4,573        $     --          $    5,191        $     --
Class B                                                     198              --                 293              --
Class C                                                      23              --                  27              --
Select                                                       17              --                  11              --
-------------------------------------------------------------------------------------------------------------------
                                                     $    4,811        $     --          $    5,522        $     --

6. FEDERAL INCOME TAX MATTERS

The tax characters of distributions paid during the years ended December 31, 2004 and December 31, 2003 were as follows (amounts in thousands):

                                                       ORDINARY       LONG-TERM             RETURN            TOTAL
                                                         INCOME    CAPITAL GAIN         OF CAPITAL    DISTRIBUTIONS
PERIOD ENDED
December 31, 2004                                    $    4,811      $       --         $       --       $    4,811
December 31, 2003                                    $    5,522      $       --         $       --       $    5,522

At December 31, 2004, the tax components of capital were as follows (amounts in thousands):

Current distributable
ordinary income                      $     256
Current distributable long-term
capital gain or (tax basis
capital loss carryover)              $ (27,485)
Unrealized appreciation
(depreciation)                       $       *

* The Net Unrealized appreciation/depreciation of the fund's investment in the Portfolio consists of an allocated portion of the Portfolio appreciation/ depreciation.

At December 31, 2004, the Fund had a capital loss carryover, which will be available to offset capital gains. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders (amounts in thousands):

                                    AMOUNT         EXPIRATION DATE
                                  $ 27,485                12/31/11

During the year ended December 31, 2004, the Fund utilized capital loss carryovers of $50,861 (amounts in thousands).

7. BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Fund may borrow money for temporary or emergency purposes. The Fund has entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to the Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. This agreement was extended and was subsequently terminated as of February 18, 2005.

The Fund had no borrowings outstanding at December 31, 2004, nor at anytime during the year then ended.

Effective February 19, 2005, the Trust and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Effective February 19, 2005, the Fund began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Fund to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to One Group Mutual Funds and may be relied upon by the Fund because they are investment companies in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940) as One Group Mutual Funds.

8. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Fund may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund can expect the risk of loss to be remote.

9. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase and Co. & Bank One Corp. announced that, at separate meetings, their respective shareholders approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co. Effective November 15, 2004, the bank name is JPMorgan Chase Bank, National Association.

10. SUBSEQUENT EVENT NOTE:

Effective December 31, 2004, the Fund became the sole investor in the Portfolio. On February 9, 2005, the Board of Directors approved a plan whereby the Fund will cease to operate under a Master Feeder Fund Structure and will invest directly in portfolio securities in 2005.

On August 19, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization regarding the reorganization of the series of the Trust into a corresponding series of J.P. Morgan Mutual Fund Series ("JPMMFS").

At a special meeting of shareholders of JPMorgan Growth and Income Fund held on January 20, 2005, shareholders of the Fund approved the Agreements and Plans of Reorganization with respect to the Fund.

Effective after the close of business on February 18, 2005 pursuant to the Agreements and Plans of Reorganization, the Fund was reorganized, by means of a tax-free reorganization, as a separate series of JPMMFS.

Additionally, at a special meeting of shareholders on January 20, 2005, the shareholders of JPMMFS approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of JPMMFS as a corresponding series of JPMorgan Trust I, a Delaware statutory trust, including those series of JPMMFS such as the JPMorgan Growth and Income Fund which became a series of JPMMFS as of February 18, 2005. Therefore, effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, the Funds were each reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust I.

                                                  11. CAPITAL SHARE TRANSACTIONS
                                                  FOR THE PERIODS PRESENTED

Capital share transactions were as follows for the periods presented (amounts in thousands):

                                               YEAR ENDED         YEAR ENDED
                                        DECEMBER 31, 2004  DECEMBER 31, 2003
CLASS A SHARES
AMOUNT
     Shares sold                          $        18,245    $        21,322
     Shares issued in reinvestment
     of distributions                               4,224              4,804
     Shares redeemed                             (103,474)          (170,999)
----------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                   $       (81,005)   $      (144,873)
----------------------------------------------------------------------------
SHARES
     Shares sold                                      602                894
     Shares issued in reinvestment
     of distributions                                 137                192
     Shares redeemed                               (3,419)            (6,581)
----------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                            (2,680)            (5,495)
----------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
     Shares sold                          $         1,911    $         3,700
     Shares issued in reinvestment
     of distributions                                 179                265
     Shares redeemed                              (23,489)           (28,062)
----------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                   $       (21,399)   $       (24,097)
----------------------------------------------------------------------------
SHARES
     Shares sold                                       64                148
     Shares issued in reinvestment
     of distributions                                   6                 11
     Shares redeemed                                 (790)            (1,189)
----------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                              (720)            (1,030)
----------------------------------------------------------------------------

                                               YEAR ENDED         YEAR ENDED
                                        DECEMBER 31, 2004  DECEMBER 31, 2003
CLASS C SHARES
AMOUNT
     Shares sold                           $           589   $           525
     Shares issued in reinvestment
     of distributions                                   20                24
     Shares redeemed                                (1,305)             (833)
----------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                    $          (696)  $          (284)
----------------------------------------------------------------------------
SHARES
     Shares sold                                        20                22
     Shares issued in reinvestment
     of distributions                                    1                 1
     Shares redeemed                                   (46)              (35)
----------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                (25)              (12)
----------------------------------------------------------------------------

SELECT SHARES
AMOUNT
     Shares sold                           $           649   $           782
     Shares issued in reinvestment
     of distributions                                   16                11
     Shares redeemed                                  (666)             (131)
----------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                    $            (1)  $           662
----------------------------------------------------------------------------
SHARES
     Shares sold                                        20                30
     Shares issued in reinvestment
     of distributions                                    1               --^
     Shares redeemed                                   (20)               (5)
----------------------------------------------------------------------------
     Net increase (decrease) in Fund
     shares outstanding                                  1                25
----------------------------------------------------------------------------

^    Amount rounds to less than one thousand.

JPMORGAN GROWTH AND INCOME FUND

FINANCIAL HIGHLIGHTS

CLASS A SHARES

                                                             YEAR ENDED               11/1/01           YEAR ENDED
                                             ------------------------------------     THROUGH    -----------------------
                                              12/31/04     12/31/03     12/31/02     12/31/01^    10/31/01     10/31/00
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $    29.18   $    23.31   $    28.83   $    26.95   $    40.71   $    43.65
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                   0.25@        0.21@        0.21@        0.03         0.19         0.09@
    Net gains or losses on securities
    (both realized and unrealized)                 3.81         5.88        (5.31)        1.88        (8.04)        3.31
------------------------------------------------------------------------------------------------------------------------
    Total from investment operations               4.06         6.09        (5.10)        1.91        (7.85)        3.40
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income           0.24         0.22         0.21         0.03         0.21         0.03
    Distributions from capital gains                 --           --         0.21           --         5.70         6.31
------------------------------------------------------------------------------------------------------------------------
    Total distributions                            0.24         0.22         0.42         0.03         5.91         6.34
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    33.00   $    29.18   $    23.31   $    28.83   $    26.95   $    40.71
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)(a)                                13.98%       26.27%      (17.81%)       7.09%      (21.50%)       8.88%
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions)     $      601   $      610   $      615   $      876   $      833   $    1,131
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses*                                  1.30%        1.30%        1.30%        1.30%        1.30%        1.30%
    Net investment income (loss)                   0.84%        0.83%        0.81%        0.62%        0.59%        0.23%
    Expenses without waivers and
    reimbursements*                                1.41%        1.45%        1.44%        1.30%        1.32%        1.30%
    Net investment income (loss) without
    waivers and reimbursements                     0.73%        0.68%        0.67%        0.62%        0.57%        0.23%
PORTFOLIO TURNOVER RATE(a)~                          44%          37%          70%           0%          12%          30%
------------------------------------------------------------------------------------------------------------------------

  ^  The Fund changed its fiscal year end from October 31 to December 31.
  @  Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any front-end sales load.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income Portfolio, of which the Fund invested all of its investable assets.
  *  Includes expenses allocated from portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                             YEAR ENDED               11/1/01           YEAR ENDED
                                             ------------------------------------     THROUGH    -----------------------
                                              12/31/04     12/31/03     12/31/02     12/31/01^    10/31/01     10/31/00
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $    28.67   $    22.91   $    28.32   $    26.48   $    40.09   $    43.25
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                   0.10@        0.08@        0.08@        0.01         0.02        (0.11)@
    Net gains or losses on securities
    (both realized and unrealized)                 3.73         5.78        (5.21)        1.83        (7.89)        3.26
------------------------------------------------------------------------------------------------------------------------
    Total from investment operations               3.83         5.86        (5.13)        1.84        (7.87)        3.15
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income           0.09         0.10         0.07           --         0.04           --
    Distributions from capital gains                 --           --         0.21           --         5.70         6.31
------------------------------------------------------------------------------------------------------------------------
    Total distributions                            0.09         0.10         0.28           --         5.74         6.31
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    32.41   $    28.67   $    22.91   $    28.32   $    26.48   $    40.09
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)(a)                                13.38%       25.66%      (18.21%)       6.95%      (21.90%)       8.32%
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions)     $       63   $       76   $       85   $      180   $      185   $      409
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses*                                  1.80%        1.80%        1.80%        1.80%        1.80%        1.80%
    Net Investment income (loss)                   0.32%        0.32%        0.30%        0.12%        0.10%       (0.27%)
    Expenses without waivers and
    reimbursements*                                1.91%        2.00%        1.95%        1.80%        1.82%        1.80%
    Net investment income (loss) without
    waivers and reimbursements                     0.21%        0.12%        0.15%        0.12%        0.08%       (0.27%)
PORTFOLIO TURNOVER RATE(a)~                          44%          37%          70%           0%          12%          30%
------------------------------------------------------------------------------------------------------------------------

  ^  The Fund changed its fiscal year end from October 31 to December 31.
  @  Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income Portfolio, of which the Fund invested all of its investable assets.
  *  Includes expenses allocated from portfolio.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                             YEAR ENDED               11/1/01           YEAR ENDED
                                             ------------------------------------     THROUGH    -----------------------
                                              12/31/04     12/31/03     12/31/02     12/31/01^    10/31/01     10/31/00
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $    27.74   $    22.19   $    27.47   $    25.68   $    39.10   $    42.34
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                   0.10@        0.08@        0.08@        0.01         0.05        (0.11)@
    Net gains or losses on securities
    (both realized and unrealized)                 3.60         5.59        (5.06)        1.78        (7.70)        3.18
------------------------------------------------------------------------------------------------------------------------
    Total from investment operations               3.70         5.67        (4.98)        1.79        (7.65)        3.07
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income           0.11         0.12         0.09           --         0.07           --
    Distributions from capital gains                 --           --         0.21           --         5.70         6.31
------------------------------------------------------------------------------------------------------------------------
    Total distributions                            0.11         0.12         0.30           --         5.77         6.31
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    31.33   $    27.74   $    22.19   $    27.47   $    25.68   $    39.10
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(1)(a)                                13.38%       25.64%      (18.21%)       6.97%      (21.89%)       8.31%
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions)     $        6   $        6   $        5   $        7   $        7   $        9
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses*                                  1.80%        1.80%        1.80%        1.80%        1.80%        1.80%
    Net investment income (loss)                   0.34%        0.32%        0.31%        0.12%        0.09%       (0.27%)
    Expenses without waivers and
    reimbursements*                                1.91%        2.00%        1.94%        1.80%        1.82%        1.80%
    Net investment income (loss) without
    waivers and reimbursements                     0.23%        0.12%        0.17%        0.12%        0.07%       (0.27%)
PORTFOLIO TURNOVER RATE(a)~                          44%          37%          70%           0%          12%          30%
------------------------------------------------------------------------------------------------------------------------

  ^  The Fund changed its fiscal year end from October 31 to December 31.
  @  Calculated based upon average shares outstanding.
(1)  Total return figures do not include the effect of any deferred sales load.
(a)  Not annualized for periods less than one year.
  #  Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income Portfolio, of which the Fund invested all of its investable assets.
  *  Includes expenses allocated from portfolio.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT CLASS SHARES

                                                             YEAR ENDED               11/1/01           YEAR ENDED
                                             ------------------------------------     THROUGH    -----------------------
                                              12/31/04     12/31/03     12/31/02     12/31/01^    10/31/01     10/31/00
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $    30.02   $    23.98   $    29.64   $    27.72   $    40.99   $    43.89
INCOME FROM INVESTMENT OPERATIONS:
    Net investment income (loss)                   0.40@        0.32@        0.32@        0.05         0.14         0.26@
    Net gains or losses on securities
    (both realized and unrealized)                 3.90         6.05        (5.46)        1.93        (7.53)        3.33
------------------------------------------------------------------------------------------------------------------------
    Total from investment operations               4.30         6.37        (5.14)        1.98        (7.39)        3.59
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
    Dividends from net investment income           0.36         0.33         0.31         0.06         0.18         0.18
    Distributions from capital gains                 --           --         0.21           --         5.70         6.31
------------------------------------------------------------------------------------------------------------------------
    Total distributions                            0.36         0.33         0.52         0.06         5.88         6.49
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $    33.96   $    30.02   $    23.98   $    29.64   $    27.72   $    40.99
------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                                   14.42%       26.78%      (17.47%)       7.13%      (20.01%)       9.34%
------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period (millions)     $        1   $        1   $       --+  $        3   $        3   $        5
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses*                                  0.90%        0.90%        0.90%        0.90%        0.89%        0.89%
    Net investment income (loss)                   1.27%        1.22%        1.16%        1.02%        0.93%        0.64%
    Expenses without waivers and
    reimbursements*                                2.31%        1.00%        1.56%        3.34%        2.07%        0.93%
    Net investment income (loss) without
    waivers and reimbursements                    (0.14%)       1.12%        0.50%       (1.42%)      (0.25%)       0.60%
PORTFOLIO TURNOVER RATE(a)~                          44%          37%          70%           0%          12%          30%
------------------------------------------------------------------------------------------------------------------------

  ^  The Fund changed its fiscal year end from October 31 to December 31.
  @  Calculated based upon average shares outstanding.
(a)  Not annualized for periods less than one year.
  +  Amount rounds to less than one million.
  #  Short periods have been annualized.
  ~ The percentages reflect the portfolio turnover of the Growth and Income Portfolio, of which the Fund invested all of its investable assets.
  *  Includes expenses allocated from portfolio.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN GROWTH AND INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of J.P. Morgan Mutual Fund Group and Shareholders of JPMorgan Growth and Income Fund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan Growth and Income Fund (a portfolio of J.P. Morgan Mutual Fund Group, hereafter referred to as the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to collectively as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2005

SCHEDULE OF SHAREHOLDER EXPENSES
Hypothetical $1,000 Investment at Beginning of Period
December 31, 2004
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES
For each Class of the Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                       EXPENSES PAID
                                                   BEGINNING             ENDING        DURING PERIOD
                                              ACCOUNT VALUE,     ACCOUNT VALUE,            JULY 1 TO        ANNUALIZED
                                                JULY 1, 2004  DECEMBER 31, 2004    DECEMBER 31, 2004*    EXPENSE RATIO
GROWTH AND INCOME FUND
CLASS A
    Actual period return                            $  1,000           $  1,102               $  6.87             1.30%
    Hypothetical                                    $  1,000           $  1,018               $  6.60             1.30%
CLASS B
    Actual period return                            $  1,000           $  1,099               $  9.50             1.80%
    Hypothetical                                    $  1,000           $  1,016               $  9.12             1.80%
CLASS C
    Actual period return                            $  1,000           $  1,099               $  9.50             1.80%
    Hypothetical                                    $  1,000           $  1,016               $  9.12             1.80%
SELECT
    Actual period return                            $  1,000           $  1,104               $  4.76             0.90%
    Hypothetical                                    $  1,000           $  1,020               $  4.57             0.90%

* Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

JPMORGAN GROWTH AND INCOME FUND

TAX LETTER (UNAUDITED)

JPMORGAN GROWTH AND INCOME FUND ("GIF")

Certain tax information for the JPMorgan Funds is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2004. The information and distributions reported in this letter may differ from the information and taxable distributions reported to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns for the calendar year ending December 31, 2004 will be received under separate cover.

The following represents the percentage of ordinary income distributions eligible for the dividends received deduction by the Fund for the fiscal year ended December 31, 2004.

                                                                          DIVIDENDS
                                                                           RECEIVED
                                                                          DEDUCTION
FUND
Growth and Income Fund                                                          100%

For the fiscal year ended December 31, 2004, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2004 Form 1099-DIV.

For the fiscal year ended December 31, 2004, 100% of ordinary income distributions will be treated as qualified dividends.

JPMORGAN FUNDS

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders of J.P. Morgan Mutual Fund Group ("JPMMFG") was held on January 20, 2005 at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To elect thirteen (13) Trustees for each JPMorgan Fund. A majority of the shareholders of JPMMFG approved the election of each Trustee by the following votes:

J.P. MORGAN MUTUAL FUND GROUP            AFFIRMATIVE         NEGATIVE
William J. Armstrong                     128,297,849         3,531,682
Roland R. Eppley, Jr.                    128,420,274         3,409,257
John F. Finn                             128,500,853         3,328,678
Dr. Matthew Goldstein                    128,448,980         3,380,551
Robert J. Higgins                        128,521,979         3,307,551
Peter C. Marshall                        128,497,115         3,331,416
Marilyn McCoy                            128,478,689         3,350,842
William G. Morton, Jr.                   128,470,511         3,359,020
Robert A. Oden, Jr.                      128,476,705         3,352,826
Fergus Reid, III                         128,378,739         3,450,792
Frederick W. Ruebeck                     128,426,489         3,403,042
James J. Schonbachler                    128,537,477         3,292,054
Leonard M. Spalding, Jr.                 128,197,032         3,632,498

To approve proposed Agreement and Plan of Reorganization (each, a "Reorganization Agreement") pursuant to which each of the JPMorgan Funds would be reorganized as a corresponding series of J.P. Morgan Mutual Fund Series. A majority of the shareholders of the Fund approved the Agreement and Plan of Reorganization by the following votes:

                                                  FOR        AGAINST        ABSTAIN      BROKER NON-VOTES
JPMorgan Growth and Income Fund             8,872,671        435,898        759,896             1,398,614

To approve the amendment of certain of the JPMorgan Fund's fundamental investment restrictions on borrowing in order to make them simpler, more flexible and consistent with the borrowing restrictions for the other JPMorgan Funds. A majority of the shareholders of the Fund approved the proposal by the following votes:

                                                  FOR        AGAINST        ABSTAIN      BROKER NON-VOTES
JPMorgan Growth and Income Fund             8,689,636        586,290        792,538             1,398,614

GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS                                 AS OF DECEMBER 31, 2004
(Amounts in thousands)

SHARES            ISSUER                                                         VALUE
--------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.4%

                  COMMON STOCKS -- 96.4%

                  AEROSPACE -- 2.4%
             49   General Dynamics Corp.                               $         5,084
            105   United Technologies Corp.                                     10,872
                  --------------------------------------------------------------------
                                                                                15,956
                  --------------------------------------------------------------------

                  APPAREL -- 1.0%
            126   VF Corp.                                                       6,989

                  BANKING -- 13.6%
            413   Bank of America Corp.                                         19,425
            170   Fifth Third Bancorp                                            8,028
             43   M&T Bank Corp.                                                 4,659
            230   North Fork Bancorporation, Inc.                                6,630
            187   Northern Trust Corp.                                           9,080
             87   SunTrust Banks, Inc.                                           6,435
            222   The Bank of New York Co., Inc.                                 7,419
            301   U.S. Bancorp                                                   9,412
            239   Wachovia Corp.                                                12,583
            132   Wells Fargo & Co.                                              8,210
                  --------------------------------------------------------------------
                                                                                91,881
                  --------------------------------------------------------------------

                  BROADCASTING/CABLE -- 0.4%
             88   Clear Channel Communications, Inc.                             2,940

                  BUSINESS SERVICES -- 1.8%
             92   Affiliated Computer Services, Inc.,
                  Class A*                                                       5,537
            285   Cendant Corp.                                                  6,668
                  --------------------------------------------------------------------
                                                                                12,205
                  --------------------------------------------------------------------

                  COMPUTER SOFTWARE -- 2.6%
            222   Computer Associates International, Inc.                        6,883
            406   Microsoft Corp.                                               10,831
                  --------------------------------------------------------------------
                                                                                17,714
                  --------------------------------------------------------------------

                  COMPUTERS/COMPUTER HARDWARE -- 3.5%
            591   Hewlett-Packard Co.                                           12,394
             54   International Business Machines Corp.                          5,333
             73   Lexmark International, Inc., Class A*                          6,171
                  --------------------------------------------------------------------
                                                                                23,898
                  --------------------------------------------------------------------

                  CONSTRUCTION MATERIALS -- 1.1%
            133   Vulcan Materials Co.                                           7,269

                  CONSUMER PRODUCTS -- 0.5%
             55   Altria Group, Inc.                                   $         3,379

                  DIVERSIFIED -- 2.6%
            180   General Electric Co.                                           6,559
            299   Tyco International LTD (Bermuda)                              10,686
                  --------------------------------------------------------------------
                                                                                17,245
                  --------------------------------------------------------------------

                  ENVIRONMENTAL SERVICES -- 0.9%
            206   Waste Management, Inc.                                         6,162

                  FINANCIAL SERVICES -- 16.5%
            138   American Express Co.                                           7,802
            650   Citigroup, Inc.                                               31,315
            295   Freddie Mac                                                   21,734
            212   Golden West Financial Corp.                                   13,027
            279   MBNA Corp.                                                     7,859
            197   Morgan Stanley                                                10,949
            112   Prudential Financial, Inc.                                     6,139
             26   The Bear Stearns Co., Inc.                                     2,609
            222   Washington Mutual, Inc.                                        9,403
                  --------------------------------------------------------------------
                                                                               110,837
                  --------------------------------------------------------------------

                  FOOD/BEVERAGE PRODUCTS -- 2.7%
             98   Anheuser-Busch Companies, Inc.                                 4,951
             57   Brown-Forman Corp., Class B                                    2,760
            117   Dean Foods Co.*                                                3,858
            157   The Coca-Cola Co.                                              6,532
                  --------------------------------------------------------------------
                                                                                18,101
                  --------------------------------------------------------------------

                  HEALTH CARE/HEALTH CARE SERVICES -- 0.3%
             18   Aetna, Inc.                                                    2,246

                  HOTELS/OTHER LODGING -- 0.7%
            220   Hilton Hotels Corp.                                            5,003

                  INSURANCE -- 12.0%
            270   American International Group, Inc.                            17,721
            262   Assurant, Inc.                                                 7,992
            173   Chubb Corp.                                                   13,311
             95   Hartford Financial Services Group, Inc.                        6,578
            124   Marsh & McLennan Companies, Inc.                               4,086
            147   MGIC Investment Corp.                                         10,109

                                              SEE NOTES TO FINANCIAL STATEMENTS.

SHARES            ISSUER                                                         VALUE
--------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                  INSURANCE -- CONTINUED
            191   Old Republic International Corp.                     $         4,825
            141   Principal Financial Group, Inc.                                5,785
            126   SAFECO Corp.                                                   6,603
             93   The St. Paul Travelers Companies, Inc.                         3,462
                  --------------------------------------------------------------------
                                                                                80,472
                  --------------------------------------------------------------------

                  METALS/MINING -- 0.4%
             88   Alcoa, Inc.                                                    2,752

                  MULTI-MEDIA -- 7.6%
            208   Comcast Corp., Class A*                                        6,911
            144   Gannett Co., Inc.                                             11,740
             30   Knight Ridder, Inc.                                            1,981
            941   Liberty Media Corp., Class A*                                 10,332
             21   The E.W. Scripps Co., Class A                                  1,019
            625   Time Warner, Inc.*                                            12,154
            189   Viacom, Inc., Class B                                          6,862
                  --------------------------------------------------------------------
                                                                                50,999
                  --------------------------------------------------------------------

                  OIL & GAS -- 7.3%
            253   Burlington Resources, Inc.                                    11,014
            201   ChevronTexaco Corp.                                           10,578
            150   ConocoPhillips                                                13,018
            251   Devon Energy Corp.                                             9,757
             94   Exxon Mobil Corp.                                              4,797
                  --------------------------------------------------------------------
                                                                                49,164
                  --------------------------------------------------------------------

                  PHARMACEUTICALS -- 5.0%
            125   Johnson & Johnson                                              7,928
            738   Pfizer, Inc.                                                  19,850
            131   Wyeth                                                          5,562
                  --------------------------------------------------------------------
                                                                                33,340
                  --------------------------------------------------------------------

                  PIPELINES -- 1.7%
            156   Kinder Morgan, Inc.                                           11,430

                  REAL ESTATE -- 1.0%
            176   Brookfield Properties Corp. (Canada)                           6,579

                  RESTAURANTS/FOOD SERVICES -- 1.2%
            142   McDonald's Corp.                                     $         4,562
             75   Outback Steakhouse, Inc.                                       3,424
                  --------------------------------------------------------------------
                                                                                 7,986
                  --------------------------------------------------------------------

                  RETAILING -- 1.2%
             55   AutoZone, Inc.*                                                5,022
             55   Lowe's Companies, Inc.                                         3,173
                  --------------------------------------------------------------------
                                                                                 8,195
                  --------------------------------------------------------------------

                  TELECOMMUNICATIONS -- 4.9%
            215   Alltel Corp.                                                  12,610
            118   CenturyTel, Inc.                                               4,200
            251   SBC Communications, Inc.                                       6,455
            247   Verizon Communications, Inc.                                  10,015
                  --------------------------------------------------------------------
                                                                                33,280
                  --------------------------------------------------------------------

                  UTILITIES -- 3.5%
             68   AGL Resources, Inc.                                            2,254
            114   Dominion Resources, Inc.                                       7,701
            155   Exelon Corp.                                                   6,826
             66   FirstEnergy Corp.                                              2,612
             59   FPL Group, Inc.                                                4,433
                  --------------------------------------------------------------------
                                                                                23,826
                  --------------------------------------------------------------------
                  Total Common Stocks
                  (Cost $533,200)                                              649,848
                  --------------------------------------------------------------------

SHORT-TERM INVESTMENT -- 5.6%

                  MONEY MARKET FUND -- 5.6%
         37,814   JPMorgan Prime Money Market Fund (a)
                  (Cost $37,814)                                                37,814
                  --------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 102.0%
                  (COST $571,014)                                      $       687,662
                  --------------------------------------------------------------------
                  OTHER ASSETS IN EXCESS OF
                  LIABILITIES -- (2.0)%                                        (14,352)
                  --------------------------------------------------------------------
                  NET ASSETS -- 100.0%                                 $       673,310
                  --------------------------------------------------------------------

                  Percentages indicated are based on net assets.

Abbreviations:
*    -- Non-income producing security.
(a) -- Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by J.P. Morgan Investment Management, Inc.

SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                      AS OF DECEMBER 31, 2004
(Amounts in thousands)

ASSETS:
Investments in non-affiliates, at value       $       649,848
Investments in affiliates, at value                    37,814
Total investment securities, at value                 687,662
Cash                                                       41
Receivables:
    Investment securities sold                          3,509
    Interest and dividends                              1,235
    Securities lending (net)                                5
    From affiliates                                       190
-------------------------------------------------------------
Total Assets                                          692,642
-------------------------------------------------------------

LIABILITIES:
Payables:
    Investment securities purchased                     3,004
    Partnership interests redeemed                     15,796
Accrued liabilities:
    Investment advisory fees                              386
    Administration fees                                    48
    Custodian fees                                          4
    Trustees' fees - deferred
    compensation plan                                      41
    Other                                                  53
-------------------------------------------------------------
Total Liabilities                                      19,332
-------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
BENEFICIAL INTERESTS                          $       673,310
-------------------------------------------------------------
Cost of investments                           $       571,014
-------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                     FOR THE YEAR ENDED DECEMBER 31, 2004
(Amounts in thousands)

INVESTMENT INCOME:
Dividend                                      $        23,351
Dividend income from affiliated investments*              279
Securities lending (net)                                   39
Foreign tax withholding                                   (30)
-------------------------------------------------------------
Total investment income                                23,639
-------------------------------------------------------------

EXPENSES:
Investment advisory fees                                4,423
Administration fees                                       553
Custodian fees                                             16
Interest expense                                            6
Accounting fees                                            36
Professional fees                                          62
Trustees' fees                                              7
Other                                                       9
-------------------------------------------------------------
Total expenses                                          5,112
-------------------------------------------------------------
Net investment income (loss)                           18,527
-------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized gain (loss) on transactions
from investments                                      207,643
Change in net unrealized appreciation
(depreciation) of investments                         (71,822)
-------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments                                        135,821
-------------------------------------------------------------
Net increase (decrease) in net assets
from operations                               $       154,348
-------------------------------------------------------------
*   Includes reimbursements of
    investment advisory and
    administration fees:                      $            35
-------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES
IN NET ASSETS               FOR THE PERIODS INDICATED                (Unaudited)
(Amounts in thousands)

                                                           YEAR              YEAR
                                                          ENDED             ENDED
                                                       12/31/04          12/31/03
INCREASE (DECREASE) IN NET ASSETS  FROM
OPERATIONS:
Net investment income (loss)                    $        18,527   $        17,769
Net realized gain (loss) on investments                 207,643           (85,558)
Change in net unrealized appreciation
(depreciation) of investments                           (71,822)          328,402
---------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                     154,348           260,613
---------------------------------------------------------------------------------

TRANSACTIONS IN INVESTORS' BENEFICIAL
INTEREST:
Contributions                                            49,759            55,219
Withdrawals                                            (193,819)         (257,032)
Redemptions in kind                                    (460,528)               --
---------------------------------------------------------------------------------
    Increase (decrease) from transactions
    in investors' beneficial interest                  (604,588)         (201,813)
---------------------------------------------------------------------------------

NET ASSETS:
Total increase (decrease) in net assets                (450,240)           58,800
---------------------------------------------------------------------------------
Beginning of period                                   1,123,550         1,064,750
---------------------------------------------------------------------------------
End of period                                   $       673,310   $     1,123,550
---------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Growth and Income Portfolio ("GIP" or the "Portfolio") is separately registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as a non-diversified, open end management investment company organized as a trust under the laws of the State of New York. The declaration of trust permits the Trustees to issue beneficial interests in the Portfolio.

Effective December 31, 2004, GIP relieved securities of the Portfolio (Redemption in Kind) in exchange for the redemption of Select Growth and Income Fund's entire interest in the Portfolio. Securities were transferred for redemptions at a market value of $460,528 (amount in thousands), which resulted in a realized gain of $125,576 (amount in thousands) for book purposes.

Effective December 31, 2004 the Select Growth and Income Fund withdrew its entire partnership interest from the Portfolio.

See Note 9 for subsequent events with respect to the reorganization and redomiciliation of the Growth and Income Portfolio.

2. SIGNIFICANT ACCOUNTING PRINCIPLES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
PORTFOLIO:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Equity securities, purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. The value of National Market Systems equity securities quotes by the Nasdaq Stock Market, Inc. shall generally be the Nasdaq Official Closing Price. Securities for which sale prices are not available and other over-the-counter securities are valued at the mean between the bid and asked quotations. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more at time of purchase held by the Portfolio will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. Convertible bonds are valued at the last sale price on the primary exchange on which the bond is principally traded. All short-term securities with a remaining maturity of sixty days or less at time of purchase are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material. Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. In accordance with procedures adopted by the Trustees, the Portfolio applies fair value pricing on a daily basis for all non-U.S. and non-Canadian equity securities held in its Portfolio by utilizing the quotations of an independent pricing service, unless the Portfolio's advisor, J.P. Morgan Investment Management Inc. ("JPMIM" or the "Advisor"), determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movements and changes in the prices of indices, securities, and exchange rates in other markets, in determining fair value as of the time a Fund calculates its net asset value.

B. RESTRICTED AND ILLIQUID SECURITIES -- The Portfolio is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

C. SECURITIES ON LOAN -- For the Portfolio, the Board of Trustees has approved the lending of securities, through its custodian JPMorgan Chase Bank ("JPMCB", an affiliate of the Portfolio) acting as lending agent to certain borrowers. By lending investment securities, the Portfolio attempts to increase its net investment income through the receipt of interest (after rebates and fees) on collateral received in connection with the loan. The net amount of interest earned, after the rebate and fee, is included in the Statement of Operations as Securities lending (net).

The loans are secured by collateral at least equal, at all times to the value of the securities loaned plus accrued interest. Gain or loss on the value of the securities loaned that may occur during the term of the loan will be for the account of the Portfolio. The Portfolio also continues to receive interest or dividends on the securities loaned. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

JPMCB invests the cash collateral on behalf of the Portfolio in accordance with investment guidelines contained in the securities lending agreement.

At December 31, 2004, the Portfolio had no securities out on loan.

JPMCB as lending agent received a fee of $16 (amount in thousands), equal to 0.05% (0.06% prior to January 31, 2004) of the average dollar value of loans of U.S. securities outstanding during a given month and 0.10% (0.1142% prior to January 31, 2004) of the average dollar value of loans on non-U.S. securities outstanding during a given month.

Risks of delay in recovery of securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMCB will indemnify the Portfolio from any loss resulting from a borrower's failure to return a loaned security when due.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts. Dividend income less foreign taxes withheld (if any) is recorded on the ex-dividend date or when the Portfolio first learns of the dividend.

E. EXPENSES -- Expenses directly attributable to the Portfolio are charged to the Portfolio; other expenses are allocated on another reasonable basis.

F. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to insurance, pricing and reporting services.

G. FEDERAL INCOME TAXES -- The Portfolio intends to qualify as a partnership for the year ended December 31, 2004, and therefore net investment income and net realized gains are taxed to the partners. Accordingly, no tax provisions are recorded by the Portfolio. The investors in the Portfolio must take into account their proportionate share of the Portfolio's income, gains, losses, deductions, credits and tax preference items in computing their federal income tax liability, without regard to whether they have received any cash distributions from the Portfolio. The Portfolio does not intend to distribute to investors its net investment income or its net realized gains, if any. It is intended that the Portfolio will be managed in such a way that investors in the Portfolio will be able to satisfy the requirements of subchapter M of the Internal Revenue Code to be taxed as regulated investment companies.

Effective December 31, 2004, the Portfolio had one remaining feeder fund and became a disregarded entity for federal income tax purposes.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, JPMIM acts as the investment advisor to the Portfolio. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. The Advisor supervises the investments of the Portfolio and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.40% of the Portfolio's average daily net assets.

The Portfolio may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Portfolio in an amount to offset any doubling up of investment advisory and administration fees related to the Portfolio's investment in an affiliated money market fund.

B. CUSTODIAN FEES -- JPMCB provides portfolio custody services for the Portfolio. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by the Portfolio, based on the uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

JPMCB will begin to provide fund accounting services to the Fund in 2005.

C. ADMINISTRATION FEE -- Pursuant to an Administration Agreement, JPMCB (the "Administrator"), provides certain administration services to the Portfolio. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at an annual rate equal to 0.05% of the Portfolio's average daily net assets.

BISYS Fund Services, L.P. ("BISYS") serves as the Portfolio's sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator.

D. OTHER -- The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Advisor.

For the year ended December 31, 2004, the Portfolio did not purchase any securities from brokers/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting the Portfolio to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

E. SUBSEQUENT CHANGES -- After considering management's recommendations, the Board of Trustees of the Growth and Income Portfolio ("Portfolio") approved, and the Portfolio entered into an Administration Agreement with JPMorgan Funds Management, Inc. ("JPMFM"). JPMFM is a wholly-owned subsidiary of JPMorgan Chase & Co. The agreement is effective February 19, 2005, and the fees charged to the Portfolio under the agreement is subject to the same fee structure as those paid to the prior service provider.

Beginning in mid-2005, JPMCB will serve as the Portfolio's sub-administrator. For its services as sub-administrator, JPMCB will receive a portion of the fees payable to JPMFM as Administrator.

4. INVESTMENT TRANSACTIONS

For the year ended December 31, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                                 PURCHASES               SALES         PURCHASES            SALES
                                           (EXCLUDING U.S.     (EXCLUDING U.S.           OF U.S.          OF U.S.
                                               GOVERNMENT)         GOVERNMENT)        GOVERNMENT       GOVERNMENT
                                                 $ 466,230           $ 611,638

5. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at December 31, 2004, were as follows (amounts in thousands):

                                                                        GROSS           GROSS    NET UNREALIZED
                                                   AGGREGATE       UNREALIZED      UNREALIZED      APPRECIATION
                                                        COST     APPRECIATION    DEPRECIATION    (DEPRECIATION)
                                                   $ 571,014        $ 123,478        $ (6,830)        $ 116,648

6. BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Portfolio may borrow money for temporary or emergency purposes. The Portfolio has entered into the agreement, enabling it to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to the Portfolio based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. This agreement was extended and was subsequently terminated as of February 18, 2005.

The Portfolio had no borrowings outstanding at December 31, 2004, nor at anytime during the year then ended.

Effective February 19, 2005, the Portfolio and JPMCB have entered into a financing arrangement. Under this arrangement, JPMCB provides an unsecured uncommitted credit facility in the aggregate amount of $100 million. Interest on borrowings is payable at a rate determined by JPMCB at the time of borrowing.

Effective February 19, 2005, the Portfolio began relying upon an exemptive order ("Order") permitting the establishment and operation of an Interfund Lending Facility ("Facility"). The Facility allows the Portfolio to directly lend and borrow money to or from any other fund relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Portfolio's borrowing restrictions. The Interfund Loan Rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. The Order was granted to One Group Mutual Funds and may be relied upon by the Portfolio because they are investment companies in the same "group of investment companies" (as defined in Section 12(d)(1)(G) of the Investment Company Act of 1940) as One Group Mutual Funds.

7. CONCENTRATIONS AND INDEMNIFICATIONS

In the normal course of business, the Portfolio enters into contracts that contain a variety of representations which provide general indemnifications. The Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio can expect the risk of loss to be remote.

8. CORPORATE EVENT

On May 25, 2004, J. P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase & Co. Effective November 15, 2004, the bank's name is JPMorgan Chase Bank, National Association.

9. SUBSEQUENT EVENT

Effective December 31, 2004, the Growth and Income Fund became the sole investor in the Portfolio. On February 9, 2005, the Board of Directors approved a plan whereby the Fund will cease to operate under a Master Feeder Fund Structure resulting in a redemption in-kind of Portfolio Securities to the Growth and Income Fund and closure of the Portfolio.

On August 19, 2004, the Board of Trustees of the Portfolio approved an Agreement and Plan of Reorganization regarding the reorganization of the Growth and Income Portfolio into a corresponding series of J.P. Morgan Mutual Fund Series ("JPMMFS").

At a special meeting of shareholders of Growth and Income Portfolio held on January 20, 2005, shareholders of the Portfolio approved the Agreement and Plan of Reorganization with respect to the Portfolio.

Effective after the close of business on February 18, 2005 pursuant to the Agreement and Plan of Reorganization, the Portfolio was reorganized, by means of a tax-free reorganization, as a separate series of JPMMFS.

Additionally, at a special meeting of shareholders on January 20, 2005, the shareholders of JPMMFS approved an Agreement and Plan of Reorganization and Redomiciliation providing for the reorganization and redomiciliation of each series of JPMMFS as a corresponding series of JPMorgan Trust I, a Delaware statutory trust, including those series of JPMMFS such as the Growth and Income Portfolio which became a series of JPMMFS as of February 18, 2005. Therefore, effective after the close of business on February 18, 2005, pursuant to the Agreement and Plan of Reorganization and Redomiciliation, the Funds were each reorganized and redomiciled, by means of a tax-free reorganization, as a separate series of JPMorgan Trust I.

SUPPLEMENTARY DATA

                                                    YEAR ENDED               11/1/01           YEAR ENDED
                                    ------------------------------------     THROUGH     ---------------------
                                     12/31/04     12/31/03     12/31/02     12/31/01*    10/31/01     10/31/00
RATIOS TO AVERAGE NET ASSETS:#
    Net expenses                         0.46%        0.46%        0.47%        0.46%        0.47%        0.47%
    Net investment income (loss)         1.67%        1.66%        1.64%        1.45%        1.43%        1.05%
    Expenses without reimbursements      0.46%        0.46%        0.47%        0.46%        0.48%        0.47%
    Net investment income (loss)
    without reimbursements               1.67%        1.66%        1.64%        1.45%        1.42%        1.05%
PORTFOLIO TURNOVER RATE(a)                 44%          37%          70%           0%          12%          30%
--------------------------------------------------------------------------------------------------------------
TOTAL RETURN(a)                          14.9%        27.5%       (15.9)%        7.1%       (18.7)%        9.1%
--------------------------------------------------------------------------------------------------------------

  * The Portfolio changed its fiscal year end from October 31 to December 31. # Short periods have been annualized.
(a)  Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

GROWTH AND INCOME PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Beneficial Unit Holders of
Growth and Income Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth and Income Portfolio (the "Portfolio") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian, provide a reasonable basis for our opinion.

As discussed in Note 9, on February 9, 2005, the Portfolio's Board of Directors approved a plan whereby the Portfolio will cease to operate under a Master Feeder Fund Structure, resulting in a redemption in kind of Portfolio securities to the Growth and Income Fund and closure of the Portfolio.

PricewaterhouseCoopers LLP
New York, New York
February 22, 2005

GROWTH AND INCOME PORTFOLIO

SCHEDULE OF SHAREHOLDER EXPENSES
Hypothetical $1,000 Investment at Beginning of Period
December 31, 2004
(Unaudited)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, and other Portfolio expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Portfolio at the beginning of the reporting period, July 1, 2004, and continued to hold your shares at the end of the reporting period, December 31, 2004.

ACTUAL EXPENSES
The first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                                       EXPENSES PAID
                                                   BEGINNING             ENDING        DURING PERIOD
                                              ACCOUNT VALUE,     ACCOUNT VALUE,            JULY 1 TO        ANNUALIZED
                                                JULY 1, 2004  DECEMBER 31, 2004    DECEMBER 31, 2004*    EXPENSE RATIO
GROWTH AND INCOME PORTFOLIO
    Actual period return                             $ 1,000            $ 1,106               $ 2.44              0.46%
    Hypothetical                                     $ 1,000            $ 1,023               $ 2.34              0.46%

* Expenses are equal to the Portfolio's annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex. The contact address of each of the Trustees and Officers, unless otherwise noted, is 522 Fifth Avenue, New York, NY 10036.

                                                         NUMBER OF
NAME (YEAR OF BIRTH);                                    PORTFOLIOS IN FUND
POSITIONS WITH             PRINCIPAL OCCUPATIONS         COMPLEX OVERSEEN    OTHER DIRECTORSHIPS HELD
THE FUNDS (SINCE)          DURING PAST 5 YEARS           BY TRUSTEE(1)       OUTSIDE FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

William J. Armstrong       Retired; Vice President &     110                 None.
(1941); Trustee of Trust   Treasurer of Ingersoll- Rand
since 1987                 Company (manufacturer of
                           industrial equipment)
                           (1972-2000).

Roland R. Eppley, Jr.      Retired; President & Chief    110                 Director, Janel Hydro, Inc. (automotive)
(1932); Trustee of Trust   Executive Officer, Eastern                        (1993-present).
since 1989                 States Bankcard (1971-1988).

John F. Finn               President and Chief           110                 Director, Cardinal Health, Inc (CAH)
(1947); Trustee of Trust   Executive Officer of                              (1994- present).
since 2005                 Gardner, Inc. (wholesale
                           distributor to outdoor power
                           equipment industry)
                           (1979-present).

Dr. Matthew Goldstein      Chancellor of the City        110                 Trustee of Bronx-Lebanon Hospital Center
(1941); Trustee of Trust   University of New York                            (1992-present); Director of New Plan
since 2003                 (1999-present); President,                        Excel Realty Trust, Inc. (real estate
                           Adelphi University (New                           investment trust) (2000-present);
                           York) (1998-1999).                                Director of Lincoln Center Institute for
                                                                             the Arts in Education (1999-present).

Robert J. Higgins          Retired; Director of          110                 Director of Providian Financial Corp.
(1945); Trustee of Trust   Administration of the State                       (banking) (2002-present).
since 2002                 of Rhode Island (2003-2004);
                           President - Consumer Banking
                           and Investment Services,
                           Fleet Boston Financial
                           (1971-2001).

Peter C. Marshall          Self-employed business        110                 None.
(1942); Trustee of Trust   consultant (2002- present);
since 2005                 Senior Vice President, W.D.
                           Hoard, Inc. (corporate
                           parent of DCI Marketing,
                           Inc.) (2000-2002);
                           President, DCI Marketing,
                           Inc. (1992-2000).

Marilyn McCoy              Vice President of             110                 Director, Mather LifeWays
(1948); Trustee of Trust   Administration and Planning,                      (1994-present); Director, Carleton
since 2005                 Northwestern University                           College (2003-present).
                           (1985-present).

William G. Morton, Jr.     Retired; Chairman Emeritus    110                 Director of Radio Shack Corporation
(1937); Trustee of Trust   (2001-2002), and Chairman                         (electronics) (1987-present); Director
since 2003                 and Chief Executive Officer,                      of The National Football Foundation and
                           Boston Stock Exchange                             College Hall of Fame (1994-present);
                           (1985-2001).                                      Trustee of the Berklee College of Music
                                                                             (1998-present); Trustee of the Stratton
                                                                             Mountain School (2001-present).

Robert A. Oden, Jr.        President, Carleton College   110                 Director, American University in Cairo.
(1946); Trustee of Trust   (2002-present); President,
since 2005                 Kenyon College (1995-2002).

Fergus Reid, III           Chairman of Lumelite          110                 Trustee of Morgan Stanley Funds (209
(1932); Trustee and        Corporation (plastics                             portfolios) (1995-present).
Chairman of the Board      manufacturing)
since 1987                 (2003-present); Chairman and
                           CEO of Lumelite Corporation
                           (1985-2002).

                                                         NUMBER OF
NAME (YEAR OF BIRTH);                                    PORTFOLIOS IN FUND
POSITIONS WITH             PRINCIPAL OCCUPATIONS         COMPLEX OVERSEEN    OTHER DIRECTORSHIPS HELD
THE FUNDS (SINCE)          DURING PAST 5 YEARS           BY TRUSTEE(1)       OUTSIDE FUND COMPLEX
-----------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

Frederick W. Ruebeck       Advisor, Jerome P. Green &    110                 Director, AMS Group (2001-present);
(1939); Trustee of Trust   Associates, LLC                                   Director, Wabash College
since 2005                 (broker-dealer)                                   (1988-present); Trustee,
                           (2002-present); Endowment                         Seabury-Western Theology Seminary
                           Fund Manager, Wabash College                      (1993-present); Director, Indianapolis
                           (2004-present);                                   Symphony Foundation (1994-present).
                           self-employed consultant
                           (January 2000 to present);
                           Director of Investments, Eli
                           Lilly and Company
                           (1988-1999).

James J. Schonbachler      Retired; Managing Director    110                 None.
(1943); Trustee of Trust   of Bankers Trust Company
since 2001                 (financial services)
                           (1968-1998).

INTERESTED TRUSTEE

Leonard M. Spalding, Jr.*  Retired; Chief Executive      110                 None.
(1935); Trustee of Trust   Officer of Chase Mutual
since 1998                 Funds (investment company)
                           (1989-1998); President &
                           Chief Executive Officer of
                           Vista Capital Management
                           (investment management)
                           (1990-1998); Chief
                           Investment Executive of
                           Chase Manhattan Private Bank
                           (investment management)
                           (1990-1998).

(1) A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The JPMorgan Funds Complex for which the Board of Trustees includes seven registered investment companies (110 portfolios) as of the date of this SAI.

  * Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase stock.

NAME (YEAR OF BIRTH),
POSITIONS HELD WITH                PRINCIPAL OCCUPATIONS
THE FUNDS (SINCE)                  DURING PAST 5 YEARS
----------------------------------------------------------------------------------------
George C.W. Gatch                  Managing Director, JPMIM, CEO and President of the
(1962), President (2001)           J.P. Morgan and One Group Funds. An employee since
                                   1986, Mr. Gatch leads the firm's U.S. mutual fund and
                                   financial intermediary business. He was previously
                                   president and CEO of DKB Morgan, a Japanese mutual fund
                                   company, which was a joint venture between J.P. Morgan
                                   and Dai-Ichi Kangyo Bank. Prior to working in Japan,
                                   Mr. Gatch established JPMIM's sub-advisory and
                                   institutional mutual funds business. He has also held
                                   numerous positions throughout the firm in business
                                   management, marketing, and sales.

Robert L. Young                    Chief Operating Officer, JPMorgan Funds (August
(1963), Senior Vice                2004 to present) and One Group Mutual Funds from
President (2004)**                 November 2001 until present. From October 1999 to
                                   present, Vice President and Treasurer, One Group
                                   Administrative Services, Inc., and Vice President
                                   and Treasurer, One Group Dealer Services, Inc.

Patricia A. Maleski                Vice President, JPMIM; previously, Treasurer,
(1960), Vice President             JPMorgan Funds and Head of Funds Administration
and Chief Administrative           and Board Liaison. Prior to joining J.P. Morgan
Officer (2003)                     Chase & Co. in 2001, Ms. Maleski was the Vice
                                   President of Finance for the Pierpont Group, Inc.,
                                   a service provider to the Board of
                                   Directors/Trustees of the JPMorgan Funds.

Stephanie J. Dorsey                Director of Mutual Fund Administration, One Group
(1969), Treasurer                  Administrative Services, since 2004; Ms. Dorsey
(2004)**                           worked for Bank One Corporation (now known as JP
                                   Morgan Chase & Co.) from 2003 to 2004; prior to
                                   joining Bank One Corporation, she was a Senior
                                   Manager specializing in Financial Services audits
                                   at PricewaterhouseCoopers LLP from 1992 through
                                   2002.

Stephen M. Benham                  Vice President and Assistant General Counsel,
(1959), Secretary (2004)           JPMIM since 2004; Vice President (Legal Advisory)
                                   of Merrill Lynch Investment Managers, L.P. from
                                   2000 to 2004; attorney associated with Kirkpatrick
                                   & Lockhart LLP from 1997 to 2000.

Elizabeth A. Davin                 From 2004 to present, Senior Counsel, JPMorgan
(1964), Assistant                  Chase & Co.; Assistant General Counsel and
Secretary (2004)**                 Associate General Counsel and Vice President,
                                   Gartmore Global Investments, Inc. from 1999 to
                                   2004.

Jessica K. Ditullio                Various attorney positions for Bank One
(1962), Assistant                  Corporation (now known as JP Morgan Chase & Co.)
Secretary (2004)**                 since 1990.

Nancy E. Fields                    From October 1999 to present, Director, Mutual
(1949), Assistant                  Fund Administration, One Group Administrative
Secretary (2004)**                 Services, Inc. and Senior Project Manager, Mutual
                                   Funds, One Group Dealer Services, Inc. From July
                                   1999 to October 1999, Project Manager, One Group,
                                   Banc One Investment Advisors Corporation.

Avery P. Maher                     Vice President and Assistant General Counsel,
(1945), Assistant                  JPMIM since 2004; Second Vice President and
Secretary (2004)                   Assistant Secretary of John Hancock Advisers, LLC,
                                   from 1992 to 2004.

Alaina V. Metz                     Vice President, BISYS Fund Services, Inc. since
(1967), Assistant                  1995.
Secretary (2001)*

Suzanne E. Cioffi                  Vice President, JPMIM, responsible for mutual fund
(1967), Assistant                  financial reporting. During the past five years,
Treasurer (2005)                   Ms. Cioffi has overseen various fund accounting,
                                   custody and administration conversion projects for
                                   JPMIM.

Christopher D. Walsh               Vice President, JPMIM; Mr. Walsh manages all
(1965), Assistant                  aspects of institutional and retail mutual fund
Treasurer (2004)                   administration and vendor relationships within the
                                   mutual funds, commingled/ERISA funds, 3(c)(7)
                                   funds, hedge funds and LLC products. Prior to
                                   joining JPMorgan in 2000, he was a director from
                                   1996 to 2000 of Mutual Fund Administration at
                                   Prudential Investments.

Stephen M. Ungerman                Vice President, JPMIM; previously, head of Fund
(1953), Chief Compliance           Administration - Pooled Vehicles. Prior to joining
Officer (2004)                     J.P. Morgan Chase & Co. in 2000, he held a number
                                   of positions in Prudential Financial's asset
                                   management business, including Associate General
                                   Counsel, Tax Director and Co-head of Fund
                                   Administration Department. Mr. Ungerman was also the
                                   Assistant Treasurer for all mutual funds managed by
                                   Prudential.

 *   The contact address for the officer is 3435 Stelzer Road, Columbus, OH
     43219.

** The contact address for the officer is 1111 Polaris Parkway, Columbus, OH 43271.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

A Special Meeting of Shareholders of Growth and Income Portfolio ("GIP") was held on January 20, 2005 at 522 Fifth Avenue, New York, New York 10036 for purposes of asking shareholders to consider the following proposals:

To elect thirteen (13) Trustees. A majority of the shareholders of the Portfolio approved the election of each Trustee by the following votes:

GROWTH AND INCOME PORTFOLIO         AFFIRMATIVE       NEGATIVE
William J. Armstrong                 20,531,106      1,263,586
Roland R. Eppley, Jr.                20,560,503      1,234,189
John F. Finn                         20,608,752      1,185,940
Dr. Matthew Goldstein                20,601,644      1,193,048
Robert J. Higgins                    20,614,291      1,180,401
Peter C. Marshall                    20,614,035      1,180,657
Marilyn McCoy                        20,602,978      1,191,715
William G. Morton, Jr.               20,599,740      1,194,952
Robert A. Oden, Jr.                  20,601,138      1,193,554
Fergus Reid, III                     20,565,017      1,229,676
Frederick W. Ruebeck                 20,594,874      1,199,818
James J. Schonbachler                20,623,520      1,171,172
Leonard M. Spalding, Jr.             20,489,835      1,304,857

To approve proposed Agreement and Plan of Reorganization (each, a "Reorganization Agreement") pursuant to which each of the JPMorgan Funds would be reorganized as a corresponding series of J.P. Morgan Mutual Fund Series. A majority of the shareholders of the Portfolio approved the Agreement and Plan of Reorganization by the following votes:

                                                         FOR      AGAINST     ABSTAIN     BROKER NON-VOTES
Growth and Income Portfolio                       18,722,556      738,805     934,718            1,398,614

To approve the amendment of certain of the Growth and Income Portfolio's fundamental investment restrictions on borrowing in order to make them simpler, more flexible and consistent with the borrowing restrictions for the other JPMorgan Funds. A majority of the shareholders of the Portfolio approved the proposal by the following votes:

                                                         FOR      AGAINST     ABSTAIN     BROKER NON-VOTES
Growth and Income Portfolio                       18,303,383    1,084,975   1,007,721            1,398,614

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMorgan Funds are distributed by JPMorgan Distribution Services, Inc. Affiliates of JPMorgan Chase & Co. receive fees for providing various services to the funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

CONTACT JPMORGAN FUNDS DISTRIBUTION SERVICES AT 1-800-480-4111 FOR A FUND PROSPECTUS. YOU CAN ALSO VISIT US AT www.jpmorganfunds.com. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES AND RISK AS WELL AS CHARGES AND EXPENSES OF THE MUTUAL FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE MUTUAL FUND. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-480-4111 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

JPMorgan Funds Fulfillment Center
       6112 W. 73rd Street
      Bedford Park, IL 60638                                        PRSRT STD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO
(C) JP Morgan Chase & Co., 2005 All rights reserved.
February 2005.                                                       AN-GIF-1204

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE TO ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-480-4111.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

               (i) Has at least one audit committee financial expert serving on its audit committee; or

               (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF TRUSTEES HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

          (2) If the registrant provides the disclosure required by paragraph
          (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

               (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

               (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

          (3) If the registrant provides the disclosure required by paragraph
          (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $35,798 in 2003 and $36,500 in 2004.

(b) AUDIT-RELATED FEES. There were no audit-related fees billed to the Registrant during the Reporting Periods.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliates, which required pre-approval by the Audit Committee, were $8,277,000 from May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved) and $9,397,000 in 2004.

(c) TAX FEES. The aggregate fees billed to the Registrant in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $9,000 in 2003 and $12,000 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

There were no fees billed for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003 or in 2004.

(d) ALL OTHER FEES. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, or services provided to Service Affiliates which were required to be pre-approved on or after May 6, 2003 until December 31, 2003, or in 2004, other than the services reported above

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor (if the engagement relates directly to the operations and financial reporting of the Registrant) and the fees to be charged for such non-audit services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. The Chairman of the Audit Committee has been given the authority to pre-approve permissible non-audit services.

(g) NON-AUDIT FEES. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $28.3 million in 2003 and $25.3 million in 2004.

(h) AUDITOR INDEPENDENCE. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B)
               of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b)  If applicable, provide the disclosure required by Rule 10A-3(d)
               under the Exchange Act (17CFR 240.10A-3(d)) regarding an
               exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

          File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

INCLUDED IN ITEM 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
          781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
          Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

          (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

          (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE - SEE ITEM 2 ABOVE.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

          (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  Growth & Income Portfolio
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Stephanie J. Dorsey
                          ------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date  March 9, 2005
      --------------------------------------------------------------------------

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Stephanie J. Dorsey
                          ------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date  March 9, 2005
      --------------------------------------------------------------------------


By (Signature and Title)* /s/ George C.W. Gatch
                          ------------------------------------------------------
                              George C.W. Gatch, President

Date  March 9, 2005
      --------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

--------------------------------------------------------------------------------